JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 29.5%
Aerospace & Defense — 1.0%
Airbus Finance BV (France) 2.70%, 4/17/2023(a)	43	45
Boeing Co. (The)
4.88%, 5/1/2025	54	60
3.10%, 5/1/2026	250	261
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	81
Leidos, Inc. 2.30%, 2/15/2031(a)	40	40
Lockheed Martin Corp. 3.10%, 1/15/2023	174	183
Northrop Grumman Corp. 2.93%, 1/15/2025	150	163
Raytheon Technologies Corp. 4.13%, 11/16/2028	100	119
Textron, Inc. 3.00%, 6/1/2030	100	107

		1,059

Automobiles — 0.3%
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025(a)	150	157
Hyundai Capital America 2.85%, 11/1/2022(a)	200	206

		363

Banks — 4.7%
Bank of America Corp.
3.30%, 1/11/2023	90	95
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	60	62
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	100	103
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(b)	42	45
Series L, 3.95%, 4/21/2025	154	173
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(b)	300	338
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	207
Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	155
Barclays plc (United Kingdom) 3.68%, 1/10/2023	100	103
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	162
Citigroup, Inc.
4.40%, 6/10/2025	115	132
4.45%, 9/29/2027	150	176
(SOFR + 1.15%), 2.67%, 1/29/2031(b)	350	376
Citizens Financial Group, Inc. 2.64%, 9/30/2032(a)	50	52
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	201	230
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	118	123
Discover Bank 3.35%, 2/6/2023	250	264
Fifth Third Bancorp 2.38%, 1/28/2025	64	68
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(b)	200	211
(SOFR + 1.29%), 1.59%, 5/24/2027(b)	200	201
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	282
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	237
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(a)	200	220
Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	200
US Bancorp Series X, 3.15%, 4/27/2027	68	77
Wells Fargo & Co.
3.00%, 2/19/2025	99	107
4.10%, 6/3/2026	21	24
4.30%, 7/22/2027	30	35
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(b)	250	283
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	310

		5,051

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	265	325
Constellation Brands, Inc. 2.88%, 5/1/2030	11	12
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	75	87
4.60%, 5/25/2028	50	60
PepsiCo, Inc. 1.63%, 5/1/2030	33	34

		518

Biotechnology — 0.5%
AbbVie, Inc.
3.45%, 3/15/2022	69	71
4.25%, 11/14/2028	100	121
Amgen, Inc. 2.20%, 2/21/2027	43	46
Baxalta, Inc. 3.60%, 6/23/2022	23	24

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Biogen, Inc.
3.63%, 9/15/2022	30	32
2.25%, 5/1/2030	40	41
Gilead Sciences, Inc.
3.70%, 4/1/2024	36	39
3.50%, 2/1/2025	25	28
3.65%, 3/1/2026	57	64
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	28	27

		493

Building Products — 0.0%(c)
Johnson Controls International plc 3.75%, 12/1/2021	3	3

Capital Markets — 1.7%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	58
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	42
3.20%, 1/25/2028	200	226
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	38
Goldman Sachs Group, Inc. (The)
3.00%, 4/26/2022	80	81
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)	249	285
Invesco Finance plc
4.00%, 1/30/2024	71	78
3.75%, 1/15/2026	125	141
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025(a)	100	114
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021(a)	40	40
Morgan Stanley
5.75%, 1/25/2021	100	101
5.50%, 7/28/2021	100	103
3.70%, 10/23/2024	83	92
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(b)	250	284
(SOFR + 1.03%), 1.79%, 2/13/2032(b)	90	91
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(b)	17	19

		1,793

Chemicals — 0.3%
Ecolab, Inc. 3.25%, 12/1/2027	43	49
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	11
Mosaic Co. (The) 3.25%, 11/15/2022	21	22
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	49
Nutrition & Biosciences, Inc. 1.83%, 10/15/2027(a)	40	41
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	110	116
3.45%, 6/1/2027	51	58

		346

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	228

Construction & Engineering — 0.0%(c)
Quanta Services, Inc. 2.90%, 10/1/2030	21	23

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	78	87

Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	150	154
4.13%, 7/3/2023	200	212
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(a)	150	158
3.95%, 7/1/2024(a)	120	124
4.25%, 4/15/2026(a)	90	93
Caterpillar Financial Services Corp. 2.85%, 6/1/2022	58	60
John Deere Capital Corp. 2.65%, 6/24/2024	100	107
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022(a)	200	209

		1,117

Containers & Packaging — 0.2%
Packaging Corp. of America 3.00%, 12/15/2029	100	111
WRKCo, Inc. 3.00%, 9/15/2024	80	86

		197

Diversified Financial Services — 1.1%
Blackstone 3.65%, 7/14/2023(a)	55	57
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	206
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	84
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	518
Series KK, 3.55%, 1/15/2024	200	218
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	111

		1,194

Diversified Telecommunication Services — 0.8%
AT&T, Inc. 7.88%, 2/15/2030	350	480
Qwest Corp. 6.75%, 12/1/2021	148	156
Verizon Communications, Inc. 4.50%, 8/10/2033	208	265

		901

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Electric Utilities — 2.1%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	104
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	43	45
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	222
DTE Electric Co. 2.65%, 6/15/2022	20	21
Duke Energy Corp. 3.75%, 4/15/2024	150	165
Duke Energy Progress LLC 2.80%, 5/15/2022	40	41
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030(a)	51	52
Edison International 4.13%, 3/15/2028	150	164
Enel Finance International NV (Italy) 3.63%, 5/25/2027(a)	200	227
Entergy Mississippi LLC 2.85%, 6/1/2028	186	205
Evergy Metro, Inc. 3.15%, 3/15/2023	47	50
ITC Holdings Corp. 2.95%, 5/14/2030(a)	39	43
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	101
Niagara Mohawk Power Corp.
3.51%, 10/1/2024(a)	28	31
1.96%, 6/27/2030(a)	29	30
NRG Energy, Inc. 2.45%, 12/2/2027(a)	37	38
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021(b)	81	81
4.55%, 7/1/2030	150	171
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	132	142
Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	74
Southern California Edison Co. 1.85%, 2/1/2022	12	12
Southern Co. (The) 3.25%, 7/1/2026	167	187
Virginia Electric and Power Co. 3.45%, 2/15/2024	21	23

		2,229

Electrical Equipment — 0.2%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	43
Eaton Corp. 3.10%, 9/15/2027	140	156

		199

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	17
3.88%, 1/12/2028	100	113

		130

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	156
Halliburton Co. 3.80%, 11/15/2025	7	8
Schlumberger Investment SA 2.65%, 6/26/2030	94	99

		263

Entertainment — 0.1%
Walt Disney Co. (The) 7.70%, 10/30/2025	50	66

Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.
3.50%, 1/31/2023	80	85
5.00%, 2/15/2024	38	43
1.50%, 1/31/2028	68	69
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	31
2.45%, 1/15/2031	100	107
Boston Properties LP 3.20%, 1/15/2025	152	165
Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	54
Crown Castle International Corp. 2.25%, 1/15/2031	72	75
Essex Portfolio LP 1.65%, 1/15/2031	53	52
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	52	57
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	68	74
2.00%, 3/15/2031	29	29
Healthpeak Properties, Inc.
4.20%, 3/1/2024	17	18
3.88%, 8/15/2024	205	227
3.40%, 2/1/2025	38	42
Kimco Realty Corp. 2.70%, 10/1/2030	52	54
Life Storage LP 2.20%, 10/15/2030	25	25
Mid-America Apartments LP 1.70%, 2/15/2031	36	36
Prologis LP 1.25%, 10/15/2030	45	44
Realty Income Corp.
3.88%, 7/15/2024	50	55
3.65%, 1/15/2028	150	170
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	150	160
SITE Centers Corp. 3.63%, 2/1/2025	12	13
UDR, Inc. 2.10%, 8/1/2032	48	48
Ventas Realty LP
3.75%, 5/1/2024	44	48
3.50%, 2/1/2025	27	30
4.13%, 1/15/2026	62	71
Welltower, Inc. 4.50%, 1/15/2024	100	110
WP Carey, Inc. 2.40%, 2/1/2031	12	12

		2,004

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Food & Staples Retailing — 0.3%
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030(a)	100	108
Costco Wholesale Corp. 1.60%, 4/20/2030	95	98
CVS Pass-Through Trust 5.93%, 1/10/2034(a)	42	50
Kroger Co. (The) 4.00%, 2/1/2024	90	99

		355

Food Products — 0.6%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	61
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	50	51
Campbell Soup Co.
3.95%, 3/15/2025	50	56
2.38%, 4/24/2030	74	78
Kellogg Co. 3.40%, 11/15/2027	95	108
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	106
Mondelez International, Inc. 1.88%, 10/15/2032	125	127
Smithfield Foods, Inc.
5.20%, 4/1/2029(a)	7	8
3.00%, 10/15/2030(a)	18	19
Tyson Foods, Inc. 3.95%, 8/15/2024	73	81

		695

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	47
ONE Gas, Inc. 2.00%, 5/15/2030	26	27

		74

Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp.
3.75%, 3/1/2026	31	35
4.00%, 3/1/2029	19	23
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	19	20
3.55%, 4/1/2025	50	55

		133

Health Care Providers & Services — 0.6%
Aetna, Inc. 2.80%, 6/15/2023	200	210
Cigna Corp. 3.50%, 6/15/2024	72	79
CommonSpirit Health 2.78%, 10/1/2030	50	52
CVS Health Corp.
4.10%, 3/25/2025	44	50
2.70%, 8/21/2040	50	50
HCA, Inc. 4.13%, 6/15/2029	150	173
Universal Health Services, Inc. 2.65%, 10/15/2030(a)	56	58

		672

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 2.13%, 3/1/2030	58	61
Starbucks Corp. 3.80%, 8/15/2025	150	170

		231

Household Durables — 0.3%
DR Horton, Inc.
2.55%, 12/1/2020	150	150
1.40%, 10/15/2027	140	140

		290

Household Products — 0.0%(c)
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	6	6

Industrial Conglomerates — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	37
Roper Technologies, Inc.
3.80%, 12/15/2026	15	18
1.40%, 9/15/2027	174	176

		231

Insurance — 1.5%
American International Group, Inc. 3.75%, 7/10/2025	161	181
Aon plc 3.88%, 12/15/2025	143	163
Assurant, Inc. 4.20%, 9/27/2023	90	98
Athene Global Funding 2.95%, 11/12/2026(a)	150	159
CNA Financial Corp.
3.95%, 5/15/2024	52	57
4.50%, 3/1/2026	38	45
Guardian Life Global Funding 2.50%, 5/8/2022(a)	125	129
Lincoln National Corp. 4.20%, 3/15/2022	35	37
Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	50	53
New York Life Global Funding 1.20%, 8/7/2030(a)	150	146
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	166
Protective Life Global Funding 2.62%, 8/22/2022(a)	200	207
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	150	195

		1,636

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc. 1.20%, 6/3/2027	105	107

IT Services — 0.2%
Global Payments, Inc. 3.20%, 8/15/2029	50	55
International Business Machines Corp. 3.50%, 5/15/2029	100	116

		171

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.15%, 2/1/2024	34	37
3.20%, 8/15/2027	100	113

		150

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	31	32
Otis Worldwide Corp. 2.57%, 2/15/2030	44	47

		79

Media — 0.8%
Charter Communications Operating LLC
4.91%, 7/23/2025	160	185
2.30%, 2/1/2032	150	151
Comcast Corp.
3.00%, 2/1/2024	117	126
3.38%, 2/15/2025	77	85
3.38%, 8/15/2025	80	89
3.95%, 10/15/2025	14	16
3.15%, 3/1/2026	16	18
Cox Communications, Inc. 1.80%, 10/1/2030(a)	67	67
Fox Corp. 4.71%, 1/25/2029	35	42
ViacomCBS, Inc. 4.00%, 1/15/2026	100	114

		893

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030(a)	60	60
Nucor Corp. 4.00%, 8/1/2023	27	29
Steel Dynamics, Inc.
1.65%, 10/15/2027	33	34
3.45%, 4/15/2030	21	23

		146

Multiline Retail — 0.2%
Dollar General Corp. 4.13%, 5/1/2028	150	176

Multi-Utilities — 0.4%
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	180
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	107
Sempra Energy 4.05%, 12/1/2023	48	53
WEC Energy Group, Inc. 3.55%, 6/15/2025	87	97

		437

Oil, Gas & Consumable Fuels — 2.4%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	100	113
BP Capital Markets plc (United Kingdom) 3.81%, 2/10/2024	166	182
Cameron LNG LLC 2.90%, 7/15/2031(a)	84	92
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	31	36
Chevron Corp.
2.36%, 12/5/2022	40	42
2.00%, 5/11/2027	19	20
Concho Resources, Inc.
3.75%, 10/1/2027	60	68
2.40%, 2/15/2031	14	15
Diamondback Energy, Inc. 3.25%, 12/1/2026	100	106
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	63
Energy Transfer Operating LP
3.60%, 2/1/2023	28	29
4.90%, 2/1/2024	61	66
4.05%, 3/15/2025	91	98
Enterprise Products Operating LLC
3.90%, 2/15/2024	49	54
3.75%, 2/15/2025	37	41
Exxon Mobil Corp. 2.61%, 10/15/2030	141	154
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)	40	41
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	51
HollyFrontier Corp.
2.63%, 10/1/2023	12	12
5.88%, 4/1/2026	40	43
Marathon Petroleum Corp.
4.50%, 5/1/2023	62	67
3.63%, 9/15/2024	67	72
4.70%, 5/1/2025	38	43
MPLX LP
3.38%, 3/15/2023	32	34
4.25%, 12/1/2027	27	30
Newfield Exploration Co. 5.38%, 1/1/2026	100	105
Noble Energy, Inc. 3.85%, 1/15/2028	100	116
ONEOK Partners LP
3.38%, 10/1/2022	12	13
5.00%, 9/15/2023	28	30
ONEOK, Inc. 3.40%, 9/1/2029	150	156
Phillips 66 1.30%, 2/15/2026	28	28

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pioneer Natural Resources Co. 1.90%, 8/15/2030	72	71
Plains All American Pipeline LP 3.60%, 11/1/2024	100	104
Spectra Energy Partners LP 3.50%, 3/15/2025	28	30
TC PipeLines LP 3.90%, 5/25/2027	42	47
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	186
Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	95

		2,553

Pharmaceuticals — 0.7%
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	77	76
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	100	101
3.40%, 7/26/2029	71	83
Eli Lilly and Co. 3.38%, 3/15/2029	70	81
Mylan, Inc. 4.55%, 4/15/2028	75	89
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200	204
Zoetis, Inc. 2.00%, 5/15/2030	80	83

		717

Real Estate Management & Development — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	200	205

Road & Rail — 0.7%
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55	57
CSX Corp. 3.25%, 6/1/2027	162	183
ERAC USA Finance LLC 4.50%, 8/16/2021(a)	27	28
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60	69
Norfolk Southern Corp. 2.55%, 11/1/2029	150	163
Penske Truck Leasing Co. LP 4.13%, 8/1/2023(a)	200	217

		717

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
4.75%, 4/15/2029	50	60
4.15%, 11/15/2030	150	174
QUALCOMM, Inc. 3.25%, 5/20/2027	94	106

		340

Software — 0.3%
Intuit, Inc.
1.35%, 7/15/2027	19	19
1.65%, 7/15/2030	125	128
Oracle Corp. 2.95%, 11/15/2024	200	217

		364

Specialty Retail — 0.6%
AutoZone, Inc. 4.00%, 4/15/2030	83	98
Home Depot, Inc. (The) 2.50%, 4/15/2027	88	96
Lowe’s Cos., Inc. 3.65%, 4/5/2029	200	233
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	100	113
3.60%, 9/1/2027	62	70

		610

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 1.65%, 5/11/2030	90	93
Dell International LLC 5.30%, 10/1/2029(a)	100	121

		214

Tobacco — 0.4%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200	216
Philip Morris International, Inc. 3.38%, 8/11/2025	150	167

		383

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.00%, 9/15/2023	250	259
3.63%, 12/1/2027	100	106
Aviation Capital Group LLC 3.88%, 5/1/2023(a)	100	102

		467

Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	150	164

Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
3.88%, 4/15/2030(a)	150	172
2.25%, 11/15/2031(a)	100	101

		273

TOTAL CORPORATE BONDS (Cost $29,353)		31,753

U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Bonds 6.13%, 8/15/2029	500	729
U.S. Treasury Notes
0.38%, 9/30/2027	580	571
3.13%, 11/15/2028	1,000	1,188
2.63%, 2/15/2029	1,600	1,843
1.50%, 2/15/2030	3,000	3,188
0.63%, 8/15/2030	5,200	5,095

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
U.S. Treasury STRIPS Bonds
4.22%, 11/15/2021(d)	1,525		1,524
2.96%, 11/15/2022(d)	1,300		1,296
2.86%, 5/15/2023(d)	685		682
2.24%, 8/15/2023(d)	3,890		3,868
2.48%, 2/15/2024(d)	3,206		3,178
2.31%, 5/15/2024(d)	200		198
3.07%, 5/15/2025(d)	200		196
2.45%, 5/15/2026(d)	200		194
3.64%, 8/15/2026(d)	47		46
3.86%, 11/15/2026(d)	300		289
3.00%, 2/15/2027(d)	100		96
4.08%, 8/15/2027(d)	100		95
4.19%, 11/15/2027(d)	140		133
3.16%, 2/15/2028(d)	53		50
2.56%, 5/15/2028(d)	10		10
3.37%, 8/15/2028(d)	200		188

TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,727)			24,657

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.7%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	616		623
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	90		86
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034‡	11		9
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.00%, 6/20/2034(e)	10		10
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	20		20
Series 2005-22, Class 2A1, 2.71%, 11/25/2035(e)	91		86
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033‡	—	(f)	—	(f)
Series 2003-HYB1, Class A, 2.60%, 9/25/2033(e)	9		9
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 4.27%, 6/25/2020(e)	16		16
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	7		7
FHLMC, REMIC
Series 1144, Class KB, 8.50%, 9/15/2021	—	(f)	—	(f)
Series 1206, Class IA, 7.00%, 3/15/2022	—	(f)	—	(f)
Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 2512, Class PG, 5.50%, 10/15/2022	22		23
Series 2535, Class BK, 5.50%, 12/15/2022	4		4
Series 1470, Class F, 1.53%, 2/15/2023(e)	—	(f)	—	(f)
Series 2568, Class KG, 5.50%, 2/15/2023	35		36
Series 1466, Class PZ, 7.50%, 2/15/2023	7		7
Series 1491, Class I, 7.50%, 4/15/2023	3		3
Series 1798, Class F, 5.00%, 5/15/2023	3		3
Series 1518, Class G, IF, 8.80%, 5/15/2023(e)	3		3
Series 1541, Class O, 0.00%, 7/15/2023(e)	3		3
Series 1608, Class L, 6.50%, 9/15/2023	11		11
Series 1602, Class SA, HB, IF, 22.27%, 10/15/2023(e)	1		2
Series 2283, Class K, 6.50%, 12/15/2023	4		4
Series 1700, Class GA, PO, 2/15/2024	1		1
Series 1671, Class L, 7.00%, 2/15/2024	4		4
Series 1706, Class K, 7.00%, 3/15/2024	19		21
Series 2033, Class SN, HB, IF, 29.08%, 3/15/2024(e)	1		—	(f)
Series 1720, Class PL, 7.50%, 4/15/2024	56		59
Series 2306, Class K, PO, 5/15/2024	2		2
Series 2306, Class SE, IF, IO, 9.77%, 5/15/2024(e)	6		1
Series 1745, Class D, 7.50%, 8/15/2024	4		5
Series 1927, Class PH, 7.50%, 1/15/2027	33		37
Series 1981, Class Z, 6.00%, 5/15/2027	13		14
Series 1987, Class PE, 7.50%, 9/15/2027	4		5
Series 2038, Class PN, IO, 7.00%, 3/15/2028	5		1
Series 2040, Class PE, 7.50%, 3/15/2028	27		32
Series 2063, Class PG, 6.50%, 6/15/2028	31		35

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2064, Class TE, 7.00%, 6/15/2028	4		4
Series 2075, Class PM, 6.25%, 8/15/2028	20		22
Series 2075, Class PH, 6.50%, 8/15/2028	21		24
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	7		1
Series 2125, Class JZ, 6.00%, 2/15/2029	13		14
Series 2169, Class TB, 7.00%, 6/15/2029	60		69
Series 2163, Class PC, IO, 7.50%, 6/15/2029	3		—	(f)
Series 2172, Class QC, 7.00%, 7/15/2029	25		30
Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)
Series 2201, Class C, 8.00%, 11/15/2029	10		11
Series 2210, Class Z, 8.00%, 1/15/2030	29		35
Series 2224, Class CB, 8.00%, 3/15/2030	9		11
Series 2256, Class MC, 7.25%, 9/15/2030	16		19
Series 2259, Class ZM, 7.00%, 10/15/2030	17		20
Series 2271, Class PC, 7.25%, 12/15/2030	14		17
Series 2296, Class PD, 7.00%, 3/15/2031	8		10
Series 2333, Class HC, 6.00%, 7/15/2031	22		26
Series 2344, Class ZD, 6.50%, 8/15/2031	148		172
Series 2344, Class ZJ, 6.50%, 8/15/2031	19		22
Series 2345, Class NE, 6.50%, 8/15/2031	11		13
Series 2351, Class PZ, 6.50%, 8/15/2031	15		17
Series 2410, Class OE, 6.38%, 2/15/2032	15		16
Series 2410, Class NG, 6.50%, 2/15/2032	11		12
Series 2410, Class QX, IF, IO, 8.51%, 2/15/2032(e)	9		2
Series 2412, Class SP, IF, 15.82%, 2/15/2032(e)	33		43
Series 2423, Class MC, 7.00%, 3/15/2032	9		11
Series 2423, Class MT, 7.00%, 3/15/2032	18		22
Series 2444, Class ES, IF, IO, 7.81%, 3/15/2032(e)	21		4
Series 2450, Class SW, IF, IO, 7.86%, 3/15/2032(e)	8		2
Series 2435, Class CJ, 6.50%, 4/15/2032	77		91
Series 2441, Class GF, 6.50%, 4/15/2032	20		24
Series 2455, Class GK, 6.50%, 5/15/2032	27		31
Series 2450, Class GZ, 7.00%, 5/15/2032	28		34
Series 2466, Class DH, 6.50%, 6/15/2032	38		43
Series 2474, Class NR, 6.50%, 7/15/2032	23		26
Series 2484, Class LZ, 6.50%, 7/15/2032	38		45
Series 2500, Class MC, 6.00%, 9/15/2032	32		38
Series 2543, Class YX, 6.00%, 12/15/2032	78		89
Series 2575, Class ME, 6.00%, 2/15/2033	143		167
Series 2586, Class WI, IO, 6.50%, 3/15/2033	12		2
Series 2990, Class SL, HB, IF, 23.98%, 6/15/2034(e)	17		21
Series 3611, PO, 7/15/2034	18		17
Series 2990, Class UZ, 5.75%, 6/15/2035	461		536
Series 3117, Class EO, PO, 2/15/2036	44		41
Series 3117, Class OK, PO, 2/15/2036	5		5
Series 3122, Class OH, PO, 3/15/2036	37		35
Series 3152, Class MO, PO, 3/15/2036	108		102
Series 3607, Class AO, PO, 4/15/2036	27		25
Series 3137, Class XP, 6.00%, 4/15/2036	62		74
Series 3819, Class ZQ, 6.00%, 4/15/2036	178		212
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	27		26
Series 3179, Class OA, PO, 7/15/2036	15		14
Series 3202, Class HI, IF, IO, 6.51%, 8/15/2036(e)	139		30
Series 3232, Class ST, IF, IO, 6.56%, 10/15/2036(e)	26		5
Series 3417, Class EO, PO, 11/15/2036	246		237
Series 3316, Class JO, PO, 5/15/2037	4		4
Series 3607, Class OP, PO, 7/15/2037	128		117
Series 3481, Class SJ, IF, IO, 5.71%, 8/15/2038(e)	75		15

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3680, Class MA, 4.50%, 7/15/2039	115		121
Series 4219, Class JA, 3.50%, 8/15/2039	156		159
Series 3997, Class PF, 0.59%, 11/15/2039(e)	6		6
Series 4096, Class HA, 2.00%, 12/15/2041	207		212
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	352		390
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.22%, 7/25/2032(e)	21		24
Series T-76, Class 2A, 1.72%, 10/25/2037(e)	100		103
Series T-51, Class 2A, 7.50%, 8/25/2042(e)	19		26
Series T-54, Class 2A, 6.50%, 2/25/2043	191		233
Series T-54, Class 3A, 7.00%, 2/25/2043	62		76
Series T-56, Class A5, 5.23%, 5/25/2043	461		534
Series T-58, Class A, PO, 9/25/2043	13		11
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	23		27
Series 2005-W3, Class 2AF, 0.37%, 3/25/2045(e)	79		79
FNMA, REMIC
Series 2001-4, Class PC, 7.00%, 3/25/2021	—	(f)	—	(f)
Series 1991-42, Class S, IF, 17.41%, 5/25/2021(e)	—	(f)	—	(f)
Series G-14, Class L, 8.50%, 6/25/2021	—	(f)	—	(f)
Series G-18, Class Z, 8.75%, 6/25/2021	—	(f)	—	(f)
Series 2001-48, Class Z, 6.50%, 9/25/2021	4		4
Series 2002-1, Class HC, 6.50%, 2/25/2022	2		2
Series 1992-107, Class SB, HB, IF, 29.62%, 6/25/2022(e)	2		2
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class E, 7.50%, 7/25/2022	2		2
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1996-59, Class J, 6.50%, 8/25/2022	1		1
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	1		1
Series G93-5, Class Z, 6.50%, 2/25/2023	1		1
Series 1993-37, Class PX, 7.00%, 3/25/2023	19		19
Series 1993-25, Class J, 7.50%, 3/25/2023	2		2
Series 1998-4, Class C, PO, 4/25/2023	—	(f)	—	(f)
Series 1998-43, Class EA, PO, 4/25/2023	26		26
Series 1993-54, Class Z, 7.00%, 4/25/2023	6		6
Series 1993-62, Class SA, IF, 19.31%, 4/25/2023(e)	1		1
Series 1993-122, Class M, 6.50%, 7/25/2023	1		1
Series 1996-14, Class SE, IF, IO, 9.92%, 8/25/2023(e)	13		1
Series 1993-178, Class PK, 6.50%, 9/25/2023	3		3
Series 1993-165, Class SD, IF, 13.75%, 9/25/2023(e)	1		1
Series 1993-183, Class KA, 6.50%, 10/25/2023	45		48
Series 1993-189, Class PL, 6.50%, 10/25/2023	15		16
Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)
Series 1993-247, Class SA, HB, IF, 28.70%, 12/25/2023(e)	4		5
Series G95-1, Class C, 8.80%, 1/25/2025	3		3
Series 2005-121, Class DX, 5.50%, 1/25/2026	130		139
Series 1997-20, IO, 1.84%, 3/25/2027(e)	3		—	(f)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027(e)	4		—	(f)
Series 1997-27, Class J, 7.50%, 4/18/2027	6		7
Series 1997-29, Class J, 7.50%, 4/20/2027	8		9
Series 1997-39, Class PD, 7.50%, 5/20/2027	15		17
Series 2012-47, Class HF, 0.55%, 5/25/2027(e)	67		67
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	4		—	(f)
Series 1998-36, Class ZB, 6.00%, 7/18/2028	3		4
Series 2000-2, Class ZE, 7.50%, 2/25/2030	30		35
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	23		4
Series 2001-36, Class DE, 7.00%, 8/25/2031	28		34
Series 2001-49, Class Z, 6.50%, 9/25/2031	5		6

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001-44, Class PD, 7.00%, 9/25/2031	6	7
Series 2003-52, Class SX, HB, IF, 22.50%, 10/25/2031(e)	8	12
Series 2004-74, Class SW, IF, 15.21%, 11/25/2031(e)	20	28
Series 2001-81, Class LO, PO, 1/25/2032	4	4
Series 2002-1, Class SA, HB, IF, 24.70%, 2/25/2032(e)	3	4
Series 2002-21, Class PE, 6.50%, 4/25/2032	15	18
Series 2002-28, Class PK, 6.50%, 5/25/2032	16	18
Series 2002-37, Class Z, 6.50%, 6/25/2032	19	22
Series 2004-61, Class SH, HB, IF, 23.39%, 11/25/2032(e)	23	36
Series 2003-22, Class UD, 4.00%, 4/25/2033	69	76
Series 2003-34, Class GE, 6.00%, 5/25/2033	156	179
Series 2003-39, IO, 6.00%, 5/25/2033(e)	4	1
Series 2003-47, Class PE, 5.75%, 6/25/2033	70	79
Series 2003-64, Class SX, IF, 13.38%, 7/25/2033(e)	9	11
Series 2003-71, Class DS, IF, 7.27%, 8/25/2033(e)	71	82
Series 2005-56, Class TP, IF, 17.70%, 8/25/2033(e)	39	48
Series 2003-91, Class SD, IF, 12.25%, 9/25/2033(e)	6	7
Series 2003-116, Class SB, IF, IO, 7.45%, 11/25/2033(e)	57	12
Series 2006-44, Class P, PO, 12/25/2033	21	20
Series 2003-130, Class SX, IF, 11.29%, 1/25/2034(e)	2	3
Series 2004-25, Class SA, IF, 19.11%, 4/25/2034(e)	26	39
Series 2004-46, Class SK, IF, 16.09%, 5/25/2034(e)	19	25
Series 2004-36, Class SA, IF, 19.11%, 5/25/2034(e)	41	63
Series 2004-50, Class VZ, 5.50%, 7/25/2034	244	279
Series 2005-74, Class CS, IF, 19.61%, 5/25/2035(e)	22	28
Series 2005-45, Class DC, HB, IF, 23.76%, 6/25/2035(e)	39	61
Series 2005-56, Class S, IF, IO, 6.56%, 7/25/2035(e)	27	6
Series 2005-68, Class PG, 5.50%, 8/25/2035	149	170
Series 2005-73, Class PS, IF, 16.32%, 8/25/2035(e)	71	98
Series 2005-106, Class US, HB, IF, 24.02%, 11/25/2035(e)	45	68
Series 2006-27, Class OH, PO, 4/25/2036	36	34
Series 2006-65, Class QO, PO, 7/25/2036	20	19
Series 2006-56, Class FC, 0.44%, 7/25/2036(e)	132	133
Series 2006-72, Class GO, PO, 8/25/2036	30	29
Series 2006-79, Class DO, PO, 8/25/2036	23	22
Series 2006-77, Class PC, 6.50%, 8/25/2036	42	48
Series 2006-110, PO, 11/25/2036	38	36
Series 2006-124, Class HB, 2.74%, 11/25/2036(e)	61	62
Series 2007-14, Class ES, IF, IO, 6.29%, 3/25/2037(e)	30	6
Series 2007-81, Class GE, 6.00%, 8/25/2037	68	78
Series 2007-79, Class SB, HB, IF, 23.47%, 8/25/2037(e)	26	41
Series 2007-88, Class VI, IF, IO, 6.39%, 9/25/2037(e)	71	15
Series 2007-91, Class ES, IF, IO, 6.31%, 10/25/2037(e)	200	44
Series 2007-116, Class HI, IO, 1.74%, 1/25/2038(e)	34	1
Series 2008-16, Class IS, IF, IO, 6.05%, 3/25/2038(e)	10	2
Series 2008-10, Class XI, IF, IO, 6.08%, 3/25/2038(e)	18	3
Series 2008-28, Class QS, HB, IF, 20.25%, 4/25/2038(e)	22	34
Series 2008-46, Class HI, IO, 2.21%, 6/25/2038(e)	35	2
Series 2013-25, Class DC, 2.50%, 6/25/2039	261	271
Series 2009-69, PO, 9/25/2039	35	33
Series 2009-103, Class MB, 3.06%, 12/25/2039(e)	39	41
Series 2010-71, Class HJ, 5.50%, 7/25/2040	109	127
Series 2011-118, Class MT, 7.00%, 11/25/2041	121	148
Series 2011-118, Class NT, 7.00%, 11/25/2041	109	131
Series 2013-101, Class DO, PO, 10/25/2043	217	199
Series 2013-128, PO, 12/25/2043	193	178
Series 2019-65, Class PA, 2.50%, 5/25/2048	322	337

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.28%, 7/25/2037(e)	6		11
Series 2003-W4, Class 2A, 5.76%, 10/25/2042(e)	13		15
Series 2003-W1, Class 1A1, 5.20%, 12/25/2042(e)	69		76
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.21%, 10/25/2037(e)	27		31
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)
Series 300, Class 1, PO, 9/25/2024	12		12
Series 329, Class 1, PO, 1/25/2033	4		4
GNMA
Series 2003-24, PO, 3/16/2033	6		6
Series 2003-40, Class TJ, 6.50%, 3/20/2033	139		152
Series 2003-52, Class AP, PO, 6/16/2033	36		34
Series 2004-28, Class S, IF, 19.28%, 4/16/2034(e)	10		15
Series 2004-73, Class AE, IF, 14.56%, 8/17/2034(e)	3		3
Series 2004-71, Class SB, HB, IF, 28.74%, 9/20/2034(e)	17		28
Series 2004-90, Class SI, IF, IO, 5.95%, 10/20/2034(e)	104		18
Series 2005-68, Class DP, IF, 16.09%, 6/17/2035(e)	20		26
Series 2005-68, Class KI, IF, IO, 6.15%, 9/20/2035(e)	191		41
Series 2006-38, Class ZK, 6.50%, 8/20/2036	313		355
Series 2006-59, Class SD, IF, IO, 6.55%, 10/20/2036(e)	19		3
Series 2007-17, Class JI, IF, IO, 6.67%, 4/16/2037(e)	79		18
Series 2007-27, Class SA, IF, IO, 6.05%, 5/20/2037(e)	97		15
Series 2007-45, Class QA, IF, IO, 6.49%, 7/20/2037(e)	82		13
Series 2007-40, Class SB, IF, IO, 6.60%, 7/20/2037(e)	132		24
Series 2007-50, Class AI, IF, IO, 6.63%, 8/20/2037(e)	69		5
Series 2007-53, Class ES, IF, IO, 6.40%, 9/20/2037(e)	23		3
Series 2007-53, Class SW, IF, 19.77%, 9/20/2037(e)	17		23
Series 2009-79, Class OK, PO, 11/16/2037	64		62
Series 2007-76, Class SA, IF, IO, 6.38%, 11/20/2037(e)	44		6
Series 2007-72, Class US, IF, IO, 6.40%, 11/20/2037(e)	43		6
Series 2009-106, Class ST, IF, IO, 5.85%, 2/20/2038(e)	144		25
Series 2008-33, Class XS, IF, IO, 7.56%, 4/16/2038(e)	32		6
Series 2008-40, Class SA, IF, IO, 6.26%, 5/16/2038(e)	85		16
Series 2008-50, Class KB, 6.00%, 6/20/2038	107		124
Series 2008-55, Class SA, IF, IO, 6.05%, 6/20/2038(e)	52		9
Series 2008-93, Class AS, IF, IO, 5.55%, 12/20/2038(e)	57		8
Series 2009-6, Class SA, IF, IO, 5.96%, 2/16/2039(e)	16		2
Series 2009-31, Class TS, IF, IO, 6.15%, 3/20/2039(e)	55		4
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	26		6
Series 2009-22, Class SA, IF, IO, 6.12%, 4/20/2039(e)	75		12
Series 2009-92, Class ZC, 5.00%, 10/20/2039	416		473
Series 2011-137, Class WA, 5.57%, 7/20/2040(e)	187		220
Series 2010-105, Class B, 5.00%, 8/20/2040	542		622
Series 2010-130, Class CP, 7.00%, 10/16/2040	46		55
Series 2013-91, Class WA, 4.48%, 4/20/2043(e)	353		390
Series 2012-H24, Class FA, 0.59%, 3/20/2060(e)	5		5
Series 2013-H03, Class FA, 0.44%, 8/20/2060(e)	—	(f)	—	(f)
Series 2012-H21, Class DF, 0.79%, 5/20/2061(e)	3		3
Series 2012-H26, Class MA, 0.69%, 7/20/2062(e)	2		2
Series 2012-H29, Class FA, 0.65%, 10/20/2062(e)	366		366
Series 2014-H15, Class FA, 0.64%, 7/20/2064(e)	578		580
Series 2014-H17, Class FC, 0.64%, 7/20/2064(e)	497		499
Series 2015-H15, Class FJ, 0.58%, 6/20/2065(e)	550		551
Series 2015-H18, Class FA, 0.59%, 6/20/2065(e)	387		387
Series 2015-H20, Class FA, 0.61%, 8/20/2065(e)	506		507
Series 2015-H26, Class FG, 0.66%, 10/20/2065(e)	577		579
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	46		62

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Impac Secured Assets CMN Owner Trust Series 2002-2, Class A, PO, 4/25/2033‡	1		—	(f)
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 2.38%, 10/25/2033(e)	156		158
Series 2006-A2, Class 5A3, 2.53%, 11/25/2033(e)	37		38
Series 2006-A2, Class 4A1, 3.08%, 8/25/2034(e)	11		11
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.11%, 4/21/2034(e)	32		32
Series 2004-3, Class 4A2, 2.71%, 4/25/2034(e)	9		9
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1		—	(f)
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	66		67
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	76		79
Series 2004-7, Class 30, PO, 8/25/2034‡	7		6
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035‡(a)	7		6
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.77%, 10/25/2028(e)	74		73
Series 2004-A, Class A1, 0.61%, 4/25/2029(e)	24		23
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(e)	31		31
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	12		12
RALI Trust
Series 2002-QS16, Class A3, IF, 16.31%, 10/25/2017(e)	—	(f)	—	(f)
Series 2003-QS9, Class A3, IF, IO, 7.40%, 5/25/2018‡(e)	1		—	(f)
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(f)	—	(f)
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035‡(a)	42		29
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058‡	491		548
Series 2019-3, Class M55D, 4.00%, 10/25/2058	90		99
Series 2019-4, Class M55D, 4.00%, 2/25/2059	313		347
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	372		393
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	59		62
Series 1994-1, Class 1, 5.24%, 2/15/2024(e)	45		47
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	98		111
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	32		36
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	143		163
Series 1998-1, Class 2E, 7.00%, 3/15/2028	35		40
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 3.75%, 6/25/2033(e)	30		30
Series 2004-AR3, Class A2, 3.65%, 6/25/2034(e)	16		16
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	93		89
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033‡	—	(f)	—	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,766)			19,079

MORTGAGE-BACKED SECURITIES — 11.4%
FHLMC
Pool # 785618, ARM, 2.50%, 7/1/2026(e)	7		7
Pool # 611141, ARM, 3.74%, 1/1/2027(e)	7		7
Pool # 1B2656, ARM, 2.29%, 12/1/2034(e)	36		36
Pool # 1G2557, ARM, 3.51%, 6/1/2036(e)	58		61
Pool # 1A1085, ARM, 2.15%, 8/1/2036(e)	62		64
Pool # 1Q0105, ARM, 2.60%, 9/1/2036(e)	19		20
Pool # 1B7242, ARM, 3.34%, 9/1/2036(e)	48		51
Pool # 1Q0737, ARM, 2.47%, 11/1/2036(e)	23		23

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1N1511, ARM, 1.91%, 1/1/2037(e)	34		34
Pool # 1J1543, ARM, 4.10%, 2/1/2037(e)	6		6
Pool # 1Q0739, ARM, 2.43%, 3/1/2037(e)	27		28
Pool # 1Q0722, ARM, 3.95%, 4/1/2038(e)	24		26
FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	1		2
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	6		7
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1		1
Pool # C00376, 8.00%, 11/1/2024	1		1
Pool # C00414, 7.50%, 8/1/2025	2		2
Pool # C00452, 7.00%, 4/1/2026	2		2
Pool # G00981, 8.50%, 7/1/2028	4		5
Pool # A17537, 6.00%, 1/1/2034	24		29
Pool # G02682, 7.00%, 2/1/2037	18		21
Pool # Q58054, 4.50%, 11/1/2046	263		296
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	4		4
Pool # U80336, 3.50%, 5/1/2033	358		385
Pool # U90690, 3.50%, 6/1/2042	182		198
Pool # U90975, 4.00%, 6/1/2042	150		163
Pool # U91427, 3.50%, 5/1/2043	492		535
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 11/1/2040	299		311
FNMA
Pool # 54844, ARM, 2.34%, 9/1/2027(e)	2		2
Pool # 303532, ARM, 3.95%, 3/1/2029(e)	1		1
Pool # 745446, ARM, 3.52%, 4/1/2033(e)	28		30
Pool # 746299, ARM, 2.40%, 9/1/2033(e)	42		44
Pool # 743546, ARM, 1.99%, 11/1/2033(e)	38		38
Pool # 735332, ARM, 3.03%, 8/1/2034(e)	43		45
Pool # 790964, ARM, 2.27%, 9/1/2034(e)	15		15
Pool # 896463, ARM, 2.66%, 10/1/2034(e)	44		46
Pool # 810896, ARM, 1.96%, 1/1/2035(e)	30		31
Pool # 816361, ARM, 2.76%, 1/1/2035(e)	92		93
Pool # 816594, ARM, 2.01%, 2/1/2035(e)	17		18
Pool # 816597, ARM, 3.54%, 2/1/2035(e)	11		11
Pool # 745862, ARM, 3.01%, 4/1/2035(e)	26		27
Pool # 843026, ARM, 1.88%, 9/1/2035(e)	41		42
Pool # 832801, ARM, 2.10%, 9/1/2035(e)	48		49
Pool # 920340, ARM, 3.40%, 2/1/2036(e)	38		39
Pool # 886558, ARM, 2.40%, 8/1/2036(e)	9		9
Pool # 893424, ARM, 2.17%, 9/1/2036(e)	33		34
Pool # 913984, ARM, 1.95%, 2/1/2037(e)	14		15
Pool # 915645, ARM, 2.94%, 2/1/2037(e)	40		42
Pool # 887094, ARM, 2.93%, 7/1/2046(e)	48		51
FNMA UMBS, 15 Year
Pool # 745406, 6.00%, 3/1/2021	—	(f)	—	(f)
Pool # 995381, 6.00%, 1/1/2024	11		12
FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	6		7
FNMA UMBS, 30 Year
Pool # 70825, 8.00%, 3/1/2021	—	(f)	—	(f)
Pool # 189190, 7.50%, 11/1/2022	1		1
Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)
Pool # 250103, 8.50%, 7/1/2024	1		2
Pool # 303031, 7.50%, 10/1/2024	1		1
Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)
Pool # 695533, 8.00%, 6/1/2027	6		6
Pool # 313687, 7.00%, 9/1/2027	1		1
Pool # 755973, 8.00%, 11/1/2028	9		10
Pool # 598559, 6.50%, 8/1/2031	12		14

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 995409, 8.00%, 11/1/2032	104		124
Pool # 675555, 6.00%, 12/1/2032	22		25
Pool # 674349, 6.00%, 3/1/2033	9		10
Pool # 702901, 6.00%, 5/1/2033	34		40
Pool # 721535, 5.00%, 7/1/2033	55		64
Pool # 723852, 5.00%, 7/1/2033	19		22
Pool # 729296, 5.00%, 7/1/2033	39		45
Pool # 713700, 4.50%, 8/1/2033	22		24
Pool # 737825, 6.00%, 9/1/2033	8		10
Pool # 725027, 5.00%, 11/1/2033	36		42
Pool # 725017, 5.50%, 12/1/2033	36		43
Pool # AA0922, 6.00%, 9/1/2036	48		57
Pool # 986648, 6.00%, 9/1/2037	24		28
Pool # AD9151, 5.00%, 8/1/2040	129		150
Pool # BM3375, 4.00%, 1/1/2048	266		293
Pool # BK8753, 4.50%, 6/1/2049	372		409
Pool # BP6363, 3.00%, 4/1/2050	490		514
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	9		10
Pool # 752786, 6.00%, 9/1/2033	10		11
FNMA, Other
Pool # AL0569, 4.37%, 6/1/2021(e)	113		113
Pool # AM8317, 2.96%, 3/1/2025	181		196
Pool # AN2309, 2.21%, 7/1/2026	460		487
Pool # AM6381, 3.29%, 8/1/2026	996		1,108
Pool # AM7515, 3.34%, 2/1/2027	500		561
Pool # BL1211, 4.01%, 2/1/2027	197		225
Pool # BL1040, 3.81%, 12/1/2028	150		176
Pool # BL0907, 3.88%, 12/1/2028	300		352
Pool # AM6892, 3.76%, 9/1/2029	227		264
Pool # BM4162, 3.20%, 10/1/2029(e)	295		336
Pool # BL4333, 2.52%, 11/1/2029	400		436
Pool # 109707, 3.80%, 9/1/2033	117		133
Pool # 888408, 6.00%, 3/1/2037	23		25
Pool # 257172, 5.50%, 4/1/2038	8		9
Pool # MA1125, 4.00%, 7/1/2042	266		290
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 12/25/2050(g)	360		374
TBA, 2.00%, 1/25/2051(g)	130		135
GNMA I, 30 Year
Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)
Pool # 363030, 7.00%, 9/15/2023	11		11
Pool # 352022, 7.00%, 11/15/2023	1		1
Pool # 366706, 6.50%, 1/15/2024	5		5
Pool # 371281, 7.00%, 2/15/2024	2		2
Pool # 782507, 9.50%, 10/15/2024	—	(f)	—	(f)
Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)
Pool # 780965, 9.50%, 12/15/2025	—	(f)	—	(f)
Pool # 442119, 7.50%, 11/15/2026	1		1
Pool # 411829, 7.50%, 7/15/2027	2		2
Pool # 468149, 8.00%, 8/15/2028	1		1
Pool # 468236, 6.50%, 9/15/2028	32		36
Pool # 486537, 7.50%, 9/15/2028	2		3
Pool # 466406, 6.00%, 11/15/2028	20		23
Pool # 607645, 6.50%, 2/15/2033	8		10
Pool # 781614, 7.00%, 6/15/2033	14		17
Pool # 782615, 7.00%, 6/15/2035	40		48
Pool # 782025, 6.50%, 12/15/2035	51		61
Pool # 681638, 6.00%, 12/15/2038	66		75
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)
Pool # 1989, 8.50%, 4/20/2025	2		2

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 2006, 8.50%, 5/20/2025	2		2
Pool # 2141, 8.00%, 12/20/2025	—	(f)	1
Pool # 2234, 8.00%, 6/20/2026	1		1
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	1		1
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	2		2
Pool # 2512, 8.00%, 11/20/2027	2		2
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	11		12
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)
Pool # 2646, 7.50%, 9/20/2028	3		3
Pool # 4245, 6.00%, 9/20/2038	59		68
Pool # BA7567, 4.50%, 5/20/2048	230		249
Pool # BI0416, 4.50%, 11/20/2048	271		295
Pool # BM9692, 4.50%, 7/20/2049	183		198
Pool # BQ3224, 4.50%, 9/20/2049	485		539
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	356		380

TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,492)			12,258

ASSET-BACKED SECURITIES — 9.1%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	66		66
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	94		95
Series 2019-1, Class A3, 2.91%, 9/15/2023	62		63
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.00%, 10/15/2028	67		65
American Credit Acceptance Receivables Trust
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	135		136
Series 2020-3, Class A, 0.62%, 10/13/2023(a)	71		71
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135		140
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A3, 3.07%, 12/19/2022	32		32
Series 2018-2, Class A3, 3.15%, 3/20/2023	78		79
Series 2019-1, Class A3, 2.97%, 11/20/2023	59		60
Series 2019-2, Class A3, 2.28%, 1/18/2024	250		254
Series 2020-1, Class A3, 1.11%, 8/19/2024	70		71
Series 2020-2, Class A3, 0.66%, 12/18/2024	21		21
Series 2020-3, Class B, 0.76%, 12/18/2025	75		75
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	100		103
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	230		236
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031(a)	58		59
CarMax Auto Owner Trust
Series 2018-2, Class A3, 2.98%, 1/17/2023	77		78
Series 2018-3, Class A3, 3.13%, 6/15/2023	165		168
Series 2019-1, Class A3, 3.05%, 3/15/2024	219		224
Series 2020-1, Class A3, 1.89%, 12/16/2024	87		89
Series 2020-3, Class A3, 0.62%, 3/17/2025	85		86
Carvana Auto Receivables Trust Series 2019-2A, Class A3, 2.58%, 3/15/2023(a)	208		209
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(a)	98		104
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021(a)	13		13
Series 2015-C, Class D, 4.63%, 8/16/2021(a)	23		23
Series 2019-D, Class A, 2.17%, 12/15/2022(a)	27		27
Series 2020-A, Class A, 2.09%, 5/15/2023(a)	48		48

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	98	98
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	250	257
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	250	256
Drive Auto Receivables Trust
Series 2019-4, Class A3, 2.16%, 5/15/2023	47	47
Series 2020-1, Class A3, 2.02%, 11/15/2023	42	42
Series 2018-2, Class C, 3.63%, 8/15/2024	9	9
Series 2020-2, Class B, 1.42%, 3/17/2025	20	20
DT Auto Owner Trust Series 2020-3A, Class B, 0.91%, 12/16/2024(a)	65	65
Exeter Automobile Receivables Trust
Series 2019-4A, Class A, 2.18%, 1/17/2023(a)	40	40
Series 2020-1A, Class A, 2.05%, 6/15/2023(a)	32	32
Series 2020-3A, Class B, 0.79%, 9/16/2024	40	40
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	113	114
First Investors Auto Owner Trust Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	29	29
Flagship Credit Auto Trust
Series 2016-1, Class C, 6.22%, 6/15/2022(a)	164	165
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	9	9
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	12	12
Series 2020-4, Class A, 0.53%, 4/15/2025(a)	300	300
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	105	109
Ford Credit Auto Lease Trust
Series 2018-B, Class A4, 3.30%, 2/15/2022	88	88
Series 2019-A, Class A3, 2.90%, 5/15/2022	82	83
Series 2020-A, Class A3, 1.85%, 3/15/2023	55	56
Series 2020-B, Class A4, 0.69%, 10/15/2023	47	47
FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	52	52
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029‡(e)	14	13
GM Financial Automobile Leasing Trust Series 2019-1, Class A3, 2.98%, 12/20/2021	48	48
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	69	70
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031(a)	18	19
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	2	1
Series 2018-2, Class A3, 3.01%, 5/18/2022	54	55
Series 2019-4, Class A3, 1.83%, 1/18/2024	180	184
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(a)	101	101
Series 2019-A, Class A3, 2.98%, 7/15/2022(a)	278	280
Series 2020-B, Class A3, 0.51%, 9/15/2023(a)	135	135
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	4	4
Series 2018-A, Class A3, 2.79%, 7/15/2022	33	33
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	665	671
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A3, 3.10%, 11/15/2021	21	21
Series 2019-B, Class A3, 2.00%, 10/17/2022	50	50
Series 2020-A, Class A3, 1.84%, 12/15/2022	68	69
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	110	111
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024(a)	491	491
Santander Drive Auto Receivables Trust
Series 2019-2, Class A3, 2.59%, 5/15/2023	43	44
Series 2020-2, Class A3, 0.67%, 4/15/2024	33	33
Series 2020-3, Class B, 0.69%, 3/17/2025	65	65
Series 2020-4, Class C, 1.01%, 1/15/2026	50	50
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(a)	225	229
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.11%, 1/25/2036‡(h)	26	26

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	40	38
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	266
Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022(a)	168	172
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	179	180
Series 2020-A, Class A3, 1.66%, 5/15/2024	180	184
Series 2020-C, Class A4, 0.57%, 10/15/2025	56	56
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	101	98
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	100	101
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(h)	72	72
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050‡(a)(h)	121	122
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	89	90
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050‡(a)(h)	111	111
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024(a)	120	120
Series 2020-3A, Class B, 0.78%, 11/17/2025(a)	90	90
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	160
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	130	133
Series 2017-B, Class A3, 1.95%, 2/15/2023	37	37
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3, 3.19%, 12/15/2021	63	64
Series 2019-A, Class A3, 2.94%, 5/16/2022	125	126
Series 2020-B, Class A4, 0.52%, 2/17/2026	60	60
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	60	60

TOTAL ASSET-BACKED SECURITIES (Cost $9,701)		9,808

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(e)	145	145
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.38%, 12/11/2049‡(a)(e)	10	—	(f)
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	313
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KF12, Class A, 0.84%, 9/25/2022(e)	10	10
Series KSMC, Class A2, 2.62%, 1/25/2023	500	523
Series KL3L, Class ALNZ, 3.46%, 4/25/2025(e)	500	555
Series KLU2, Class A7, 2.23%, 9/25/2025(e)	350	370
Series K737, Class AM, 2.10%, 10/25/2026	305	326
Series K069, Class A2, 3.19%, 9/25/2027(e)	500	573
Series K081, Class A1, 3.88%, 2/25/2028	113	128
Series K083, Class A2, 4.05%, 9/25/2028(e)	297	358
Series K088, Class A2, 3.69%, 1/25/2029	480	569
FNMA ACES
Series 2015-M17, Class FA, 1.08%, 11/25/2022(e)	146	146
Series 2014-M2, Class A2, 3.51%, 12/25/2023(e)	454	485
Series 2014-M13, Class A2, 3.02%, 8/25/2024(e)	589	632
Series 2015-M7, Class A2, 2.59%, 12/25/2024	703	747
Series 2018-M2, Class A2, 3.00%, 1/25/2028(e)	500	562
Series 2018-M13, Class A1, 3.82%, 3/25/2030(e)	221	257
Series 2020-M50, Class A1, 0.67%, 10/25/2030	663	658
Series 2020-M50, Class A2, 1.20%, 10/25/2030	165	167
Series 2020-M50, Class X1, IO, 2.05%, 10/25/2030(e)	2,985	361

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	200	209
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	116	114
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	107

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,708)		8,315

FOREIGN GOVERNMENT SECURITIES — 0.2%
United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $246)	244	254

U.S. GOVERNMENT AGENCY SECURITIES — 0.0%(c)
Resolution Funding Corp. STRIPS DN, 3.13%, 1/15/2026(d) (Cost $52)	60	58

	Shares (000)
SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(i)(j) (Cost $1,046)	1,046	1,046

Total Investments — 99.5% (Cost $101,091)		107,228
Other Assets Less Liabilities — 0.5%		488

Net Assets — 100.0%		107,716

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	The rate shown is the effective yield as of November 30, 2020.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$8,793	$1,015		$9,808
Collateralized Mortgage Obligations	—	18,481	598		19,079
Commercial Mortgage-Backed Securities	—	8,315	—	(a)	8,315
Corporate Bonds	—	31,753	—		31,753
Foreign Government Securities	—	254	—		254
Mortgage-Backed Securities	—	12,258	—		12,258
U.S. Government Agency Securities	—	58	—		58
U.S. Treasury Obligations	—	24,657	—		24,657
Short-Term Investments
Investment Companies	1,046	—	—		1,046

Total Investments in Securities	$1,046	$104,569	$1,613		$107,228

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities
Asset-Backed Securities	$1,996		$—		$3		$—	(a)	$861		$(1,995)	$150	—	$1,015
Collateralized Mortgage Obligations	60		—	(a)	6		—	(a)	35		(97)	594	—	598
Commercial Mortgage-Backed Securities	—	(a)	—		—	(a)	—	(a)	—	(a)	— (a)	—	—	—	(a)

Total	$2,056		$—		$9		—		$896		$(2,092)	$744	$—	$1,613

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $13,000.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2020.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$221		Discounted Cash Flow	Constant Prepayment Rate	3.60% - 20.00% (17.22%)
				Constant Default Rate	0.00% - 4.92% (0.47%)
				Yield (Discount Rate of Cash Flows)	2.91% - 3.84% (3.09%)

Asset-Backed Securities	221

	593		Discounted Cash Flow	Constant Prepayment Rate	1.05% - 100.00% (93.01%)
				Constant Default Rate	0.00% - 2.90% (0.18%)
				Yield (Discount Rate of Cash Flows)	1.69% - 7.62% (1.86%)

Collateralized Mortgage Obligations	593

	—	(b)	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	3.92% (3.92%)

Commercial Mortgage-Backed Securities	—	(b)

Total	$814

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $799,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at November 30, 2020	Shares at November 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$2,364	$23,912	$25,231	$1	$—	(c)	$1,046	1,046	$9		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	$—	$76	$76	$—	$—		$—	—	$—	(c)	$—

Total	$2,364	$23,988	$25,307	$1	$—		$1,046		$9		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.
(c)	Amount rounds to less than one thousand.